Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit/(loss) for the year	$ (115,613)	$ 126,398	$ 84,209
Adjustments for:
Depreciation	168,041	153,193	137,187
Impairment loss on vessels	162,149
Share of profit of associates	(1,627)	(1,800)	(1,159)
Financial income	(5,318)	(4,784)	(2,650)
Financial costs	190,481	166,627	139,181
Unrealized foreign exchange (gains)/losses on cash and cash equivalents		329	(772)
Realized foreign exchange losses	773
Unrealized (gain)/loss on derivative financial instruments held for trading, including ineffective portion of cash flow hedges	54,201	8,211	(10,505)
Recycled loss of cash flow hedges reclassified to profit or loss	697		4,368
Non-cash defined benefit obligations		(51)
Share-based compensation	5,447	5,216	4,565
Adjusted profit	459,231	453,339	354,424
Movements in operating assets and liabilities:
(Increase)/decrease in trade and other receivables including related parties, net	27,609	(33,286)	(7,601)
(Increase)/decrease in prepayments and other assets	205	888	(1,465)
Decrease/(increase) in inventories	(419)	(915)	1,622
Decrease/(increase) in other non-current assets	(21,678)	(465)	1,396
Increase in other non-current liabilities	864	2,957	299
Decrease in restricted cash			42
Increase in accounts payable and other current liabilities	23,436	3,113	1,544
Cash provided by operations	489,248	425,631	350,261
Interest paid	(171,825)	(141,921)	(126,631)
Net cash provided by operating activities	317,423	283,710	223,630
Cash flows from investing activities:
Payments for tangible fixed assets and vessels under construction	(479,618)	(673,787)	(82,352)
Return of capital expenditures	10,451
Other investments	(158)	(136)	(14,125)
Payments for right-of-use assets	(935)	(36)
Dividends received from associate	1,313	1,263	1,315
Return of contributed capital from associate			59
Purchase of short-term investments	(82,500)	(71,000)	(37,244)
Maturity of short-term investments	103,000	46,000	55,244
Financial income received	5,469	4,697	2,504
Net cash used in investing activities	(442,978)	(692,999)	(74,599)
Cash flows from financing activities:
Proceeds from bank loans and bonds	905,730	524,165	280,000
Bank loan and bond repayments	(547,751)	(231,753)	(397,008)
Payment of loan and bond issuance costs	(25,912)	(7,449)	(8,830)
Proceeds from GasLog Partners' common unit offerings (net of underwriting discounts and commissions)		60,345	141,395
Proceeds from GasLog Partners' preference unit offerings (net of underwriting discounts and commissions)		208,394	139,222
Payment of equity raising costs	(1,670)	(917)	(2,032)
Payment for cross currency swaps' termination/modification	(3,731)		(20,603)
Payment for bond repurchases at a premium	(46,721)		(1,459)
Purchase of treasury shares or GasLog Partners' common units	(26,642)	(62)
Proceeds from stock options' exercise	149	754	1,223
Dividends paid	(193,436)	(178,028)	(121,071)
Payments for lease liability	(9,950)	(7,329)	(3,572)
Net cash provided by financing activities	50,066	368,120	7,265
Effects of exchange rate changes on cash and cash equivalents	(3,358)	(329)	772
Increase/(decrease) in cash and cash equivalents	(78,847)	(41,498)	157,068
Cash and cash equivalents, beginning of the year	342,594	384,092	227,024
Cash and cash equivalents, end of the year	263,747	342,594	384,092
Non-cash investing and financing activities
Capital expenditures included in liabilities at the end of the year	18,976	19,989	3,016
Capital expenditures included in liabilities at the end of the year - Right-of-use assets	173	107
Equity raising costs included in liabilities at the end of the year	14	1,067	364
Loan issuance costs included in liabilities at the end of the year	1,317	407	$ 1,526
Liabilities related to leases at the end of the year	$ 228	$ 287